Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of other provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2024	(94)	(75)	(169)
Exchange adjustments	2	1	3
Charge for the period	(95)	(38)	(133)
Reversed unused	7	8	15
Utilised	76	33	109
As at 31 December 2024	(104)	(71)	(175)
Exchange adjustments	(1)	(1)	(2)
Charge for the period	(27)	(24)	(51)
Reversed unused	12	4	16
Utilised	71	32	103
As at 31 December 2025	(49)	(60)	(109)

	2025 £m	2024 £m
To be settled within one year	(69)	(118)
To be settled after one year	(40)	(57)
Total provisions	(109)	(175)